Share-based payments - Cash settled, 2020 and 2021 Plan (Details)	12 Months Ended
	Dec. 31, 2021 shares R / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares R / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares R / shares
Share-based payments
TSR Weighting percentage	50.00%	50.00%
GSR Weighting percentage	20.00%	20.00%
ROCE Weighting percentage	30.00%	30.00%
ESG
Share-based payments
Expected term (years)	3 years	3 years
ROIC
Share-based payments
Expected term (years)	3 years	3 years
Maximum
Share-based payments
TSR Weighting percentage	250.00%	250.00%
GSR Weighting percentage	250.00%	250.00%
ROCE Weighting percentage	250.00%	250.00%
Sibanye Stillwater 2020 Share Plan Conditional Shares
Share-based payments
Outstanding at beginning of the year (in shares)	15,319,984	15,319,984	0	0	0
Granted during the year (in shares)	10,814	10,814	16,199,788	16,199,788	0
Vested (in shares)	(351,069)	(351,069)	(10,891)	(10,891)	0
Forfeited (in shares)	(1,225,520)	(1,225,520)	(868,913)	(868,913)	0
Outstanding at end of the year (in shares)	13,754,209	13,754,209	15,319,984	15,319,984	0
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %			70.10%	70.10%	0.00%
Expected term (years)			3 years	3 years
Expected term (months)			36 months	36 months
Expected dividend yield (USA/SA) %			7.82%	7.82%	0.00%
Risk-free interest rate (USA/SA) %			3.62%	3.62%	0.00%
Weighted average share price (ZAR/USD per share) | R / shares			R 60.00		R 0
Weighted average fair value per share (in ZAR per share) | R / shares			R 40.38		R 0
Sibanye Stillwater 2020 Share Plan Forfeitable Shares
Share-based payments
Outstanding at beginning of the year (in shares)	950,220	950,220	0	0	0
Granted during the year (in shares)	125,693	125,693	1,985,819	1,985,819	0
Vested (in shares)	(997,390)	(997,390)	(965,294)	(965,294)	0
Forfeited (in shares)	(24,655)	(24,655)	(70,305)	(70,305)	0
Outstanding at end of the year (in shares)	53,868	53,868	950,220	950,220	0
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %					0.00%
Expected dividend yield (USA/SA) %					0.00%
Risk-free interest rate (USA/SA) %					0.00%
Weighted average share price (ZAR/USD per share) | (per share)			R 60	$ 15.89	R 0
Weighted average fair value per share (in ZAR per share) | R / shares			R 67.72		R 0
Sibanye Stillwater 2020 Share Plan Forfeitable Shares | Minimum
Share-based payments
Expected term (months)			9 months	9 months
Expected dividend yield (USA/SA) %			12.92%	12.92%
Risk-free interest rate (USA/SA) %			0.14%	0.14%
Sibanye Stillwater 2020 Share Plan Forfeitable Shares | Maximum
Share-based payments
Expected term (months)			18 months	18 months
Expected dividend yield (USA/SA) %			6.66%	6.66%
Risk-free interest rate (USA/SA) %			3.40%	3.40%
Sibanye Stillwater 2021 Revised Share Plan Conditional Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0
Granted during the year (in shares)	3,672,565	3,672,565	0	0	0
Vested (in shares)	0	0	0	0	0
Forfeited (in shares)	(227,078)	(227,078)	0	0	0
Outstanding at end of the year (in shares)	3,445,487	3,445,487	0	0	0
Sibanye Stillwater 2021 Revised Share Plan Forfeitable Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0
Granted during the year (in shares)	1,510,599	1,510,599	0	0	0
Vested (in shares)	(722,474)	(722,474)	0	0	0
Forfeited (in shares)	(91,811)	(91,811)	0	0	0
Outstanding at end of the year (in shares)	696,314	696,314	0	0	0
Sibanye Stillwater 2020 and 2021 Share Plan Conditional Shares
Share-based payments
Weighted average share price (ZAR/USD per share) | R / shares	R 49.10
Weighted average fair value per share (in ZAR per share) | R / shares	R 29.95
Sibanye Stillwater 2020 and 2021 Share Plan Conditional Shares | Minimum
Share-based payments
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %	44.29%	44.29%
Expected term (years)	1 year	1 year
Expected term (months)	14 months	14 months
Expected dividend yield (USA/SA) %	4.62%	4.62%
Risk-free interest rate (USA/SA) %	4.81%	4.81%
Sibanye Stillwater 2020 and 2021 Share Plan Conditional Shares | Maximum
Share-based payments
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %	68.56%	68.56%
Expected term (years)	3 years	3 years
Expected term (months)	36 months	36 months
Expected dividend yield (USA/SA) %	8.99%	8.99%
Risk-free interest rate (USA/SA) %	5.68%	5.68%
Sibanye Stillwater 2020 and 2021 Share Plan Forfeitable Shares
Share-based payments
Weighted average share price (ZAR/USD per share) | (per share)	R 49.10	$ 12.54
Weighted average fair value per share (in ZAR per share) | R / shares	R 53.14
Sibanye Stillwater 2020 and 2021 Share Plan Forfeitable Shares | Minimum
Share-based payments
Expected term (months)	9 months	9 months
Expected dividend yield (USA/SA) %	27.67%	27.67%
Risk-free interest rate (USA/SA) %	0.56%	0.56%
Sibanye Stillwater 2020 and 2021 Share Plan Forfeitable Shares | Maximum
Share-based payments
Expected term (months)	18 months	18 months
Expected dividend yield (USA/SA) %	6.39%	6.39%
Risk-free interest rate (USA/SA) %	4.35%	4.35%